Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer ("PEO") and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	PEO		Average Non-PEO NEOs		Value of Initial Fixed $100 Investment (4)
Year	Summary Compensation Table Total (1)	Compensation Actually Paid (1,2,3)	Summary Compensation Table Total (1)	Compensation Actually Paid (1,2,3)	TSR	Peer TSR ($)	Net Income ($ Thousands)	Return on Average Assets (5)
2025	$785,156	$790,701	$517,594	$530,202	$128.77	$132.57	$26,402	1.19%
2024	714,583	673,173	493,325	479,591	99.12	132.60	18,688	0.84%
2023	1,556,285	1,391,309	480,739	433,348	86.90	96.65	9,375	0.44%
2022	1,341,589	1,219,309	464,910	423,514	84.24	97.52	19,487	0.96%
2021	1,597,355	1,559,400	595,628	598,819	123.92	124.06	70,791	3.20%

1.

William F. Bruss was our PEO for 2025 and 2024, while Douglas S. Gordon was our PEO for 2023, 2022 and 2021. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2021	2022	2023	2024	2025
William F. Bruss	William F. Bruss	William F. Bruss	Mark R. Gerke	Mark R. Gerke
Mark R. Gerke	Mark R. Gerke	Mark R. Gerke	Ryan J. Gordon	Ryan J. Gordon
Julie A. Glynn	Julie A. Glynn	Ryan J. Gordon	Julie A. Glynn	Julie A. Glynn
Jeffrey R. McGuiness	Jeffrey R. McGuiness	Julie A. Glynn	Jeffrey R. McGuiness	Jeffrey R. McGuiness
Jeffrey R. McGuiness

2.

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

PEO Total Compensation Amount	$ 785,156	$ 714,583	$ 1,556,285	$ 1,341,589	$ 1,597,355
PEO Actually Paid Compensation Amount	$ 790,701	673,173	1,391,309	1,219,309	1,559,400
Adjustment To PEO Compensation, Footnote
Compensation for PEO	2025	2024	2023
Total compensation as reported in the Summary Compensation Table (SCT)	$785,156	$714,583	$1,556,285
Exclusion of change in in pension value	—	—	—
Exclusion of stock awards granted during the year	(65,848)	(63,932)	(131,236)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—
Fair value of equity compensation granted in current year that remained unvested as of the last day of the year—value at end of year-end	71,393	22,522	—
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	—	—	(33,740)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	—	—	—
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of awards forfeited in current year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to CEO	$790,701	$673,173	$1,391,309

Non-PEO NEO Average Total Compensation Amount	$ 517,594	493,325	480,739	464,910	595,628
Non-PEO NEO Average Compensation Actually Paid Amount	$ 530,202	479,591	433,348	423,514	598,819
Adjustment to Non-PEO NEO Compensation Footnote
Compensation for Non-PEO NEOs	2025	2024	2023
Total compensation as reported in the Summary Compensation Table (SCT)	$517,594	$493,325	$480,739
Exclusion of change in in pension value	—	—	—
Exclusion of stock awards granted during the year	(31,562)	(45,719)	(33,911)
Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—
Fair value of equity compensation granted in current year that remained unvested as of the last day of the year—value at end of year-end	24,874	10,795	—
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	4,975	4,740	(9,144)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	14,321	16,450	(4,336)
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of awards forfeited in current year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to Non-PEO NEOs	$530,202	$479,591	$433,348

4.

The Peer Total Shareholder Return (“TSR”) set forth in this table represents the cumulative TSR of the KBW NASDAQ Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the KBW NASDAQ Bank Index, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the peer group.

5.

We determined Return on Average Assets to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. This performance measure may not have been the most important financial performance measure for years 2024 and 2023 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Certain Financial Performance Measures

The following graph compares compensation actually paid (“CAP”) to our PEO and the average compensation actually paid to our other NEOs to (i) our cumulative total shareholder return (“TSR”), and (ii) KBW NASDAQ Bank Index for the fiscal years ended December 31 2021, 2022, 2023, 2024 and 2025.

Compensation Actually Paid vs. Net Income

The following graph compares compensation actually paid (“CAP”) to our PEO and the average compensation actually paid to our other NEOs to the Company’s net income for the fiscal years ended December 31 2021, 2022, 2023, 2024, and 2025.

Compensation Actually Paid vs. Company Selected Measure

The following graph compares compensation actually paid (“CAP”) to our PEO and the average compensation actually paid to our other NEOs to the Company’s return on average assets for the fiscal years ended December 31 2021, 2022,  2023, 2024 and 2025.

Tabular List, Table

Financial Performance Measures

As described in greater detail in the “Compensation Discussion & Analysis,” our approach to executive compensation is designed to directly link pay to performance, recognize both corporate and individual performance, promote long-term stock ownership, attract, retain and motivate talented executives, and balance risk and reward while taking into consideration stakeholder feedback as well as market trends and practices. The most important financial measures used by the Company to link compensation actually paid (as defined by SEC rules) to the Company’s Named Executive Officers for the most recently completed fiscal year to the Company’s performance are:

•	Return on Average Assets;
•	Earnings Per Share; and
•	Total Shareholder Return.

Analysis of the Information Presented in the Pay versus Performance Table

While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay Versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the company’s performance measures with compensation that is actually paid (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between compensation actually paid and cumulative total shareholder return, net income and return on average assets.

Total Shareholder Return Amount	$ 128.77	99.12	86.9	84.24	123.92
Peer Group Total Shareholder Return Amount	132.57	132.6	96.65	97.52	124.06
Net Income (Loss)	$ 26,402,000	$ 18,688,000	$ 9,375,000	$ 19,487,000	$ 70,791,000
Company Selected Measure Amount	0.0119	0.0084	0.0044	0.0096	0.032
PEO Name	William F. Bruss	William F. Bruss	Douglas S. Gordon	Douglas S. Gordon	Douglas S. Gordon
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,848)	(63,932)	(131,236)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,393	22,522	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(33,740)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,562)	(45,719)	(33,911)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,874	10,795	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,321	16,450	(4,336)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,975	4,740	(9,144)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0